A PROFESSIONAL CORPORATION 3 Triad Center Suite 500 Salt Lake City, Utah 84180 T : (801) 532-7080 F : (801) 596-1508 www.strongandhanni.com
GLENN C. HANNI, P.C.
HENRY E. HEATH
PHILIP R. FISHLER
ROGER H. BULLOCK
R. SCOTT WILLIAMS
SCOTT R. JENKINS
PAUL M. BELNAP
STUART H. SCHULTZ
BRIAN C. JOHNSON [2]
PAUL W. HESS
STEPHEN J. TRAYNER
STANFORD P. FITTS [7]
BRADLEY W. BOWEN
PETER H. CHRISTENSEN [5]
ROBERT L. JANICKI
H. BURT RINGWOOD
CATHERINE M. LARSON
KRISTIN A. VANORMAN
PETER H. BARLOW
GRADEN P. JACKSON [3]
H. SCOTT JACOBSON
MICHAEL J. MILLER [6]

ANDREW D. WRIGHT
MICHAEL L. FORD [4]
BYRON G. MARTIN
BENJAMIN P. THOMAS
SUZETTE H. GOUCHER
JACOB C. BRIEM  [1]
LANCE H. LOCKE
A. JOSEPH SANO
JAMES C. THOMPSON
PETER J. BAXTER
JENNIFER R. CARRIZAL
LORI A. JACKSON
BRYANT J. McCONKIE
WILLIAM B. INGRAM
JEREMY G. KNIGHT
RYAN P. ATKINSON
JARED T. HALES
JEFFERY J. OWENS
ANDREW B. McDANIEL
SADÉ A. TURNER
AREK E. BUTLER
PAUL W. JONES

1 ALSO MEMBER ARIZONA BAR
2 ALSO MEMBER CALIFORNIA BAR
3 ALSO MEMBER COLORADO BAR
4 ALSO MEMBER DISTRICT OF COLUMBIA BAR
5 ALSO MEMBER OREGON BAR
6 ALSO MEMBER WASHINGTON BAR
7 ALSO MEMBER WYOMING BAR

               ESTABLISHED 1888
                         ______
            GORDON R. STRONG
                      (1909-1969)

January 22, 2008

FEDERAL EXPRESS

UNITED STATES SECURITIES
  AND EXCHANGE COMMISSION
DIVISION OF CORPORATION FINANCE
H. Roger Schwall, Assistant Director
ATTN: Mellissa Campbell Duru
Mail Stop 7010
450 5th Street NW
WASHINGTON, D.C. 20549

RE:   Big Cat Energy Corporation
         Information Statement on Schedule 14C
         File No. 0-49870
         Filed December 7, 2007

          Sterling Oil & Gas
          Registration Statement on Form 10SB
          File No. 0-52959
          Filed December 7, 2007

                                                          Responses to Comments dated January 10, 2007

To Whom It May Concern:

We have set forth your comments below with our responses following and cross references to pages of the documents where changes were made.   All changes in the amendments have been marked.

General

SEC COMMENT:  1. Where comments on a section or in the filing related to Big Cat Energy Corporation also relate to disclosure in another section or in the filings made by Sterling Oil & Gas Company, please make parallel changes to all affected disclosure. This will eliminate the need for us to repeat similar comments.

RESPONSE:  We will cross check our changes to make those applicable in all filings.

SEC COMMENT:   2. Please update the financial statements included in the respective filings of Big Cat Energy Corporation and Sterling Oil & Gas Company, including updated pro forma information as may be applicable, pursuant to Rule 310(g) of Regulation S-B.

RESPONSE:  Financial Statements of Sterling Oil & Gas in Form 10SB have been updated to November 30, 2007.   Pro Forma Statements and Financial Statements of Big Cat Energy Corporation are updated through October 31, 2007.

Schedule 14C

SEC COMMENT:  3. Indicate the rate at which you will distribute the shares of Sterling - i.e. the number of shares each Big Cat shareholder will receive for each share they hold of Big Cat. In this regard, we direct you to a news article dated November 14, 2007 in which Big Cat Energy Corporation announced a dividend of one share of Sterling Oil & Gas Company in the ratio of one share of Sterling stock for every three shares of Big Cat Energy common stock held by the shareholder. Please confirm the dividend distribution ratio contemplated in the spin off and whether you are in compliance with requirements of a pro rata distribution of shares as contemplated in Staff Legal Bulletin No. 4. If the distribution will be other than one-to-one, indicate how you will deal with fractional interests.

RESPONSE:  The exact ratio of pro rata distribution of the 10,000,000 Sterling shares per SLAB 4 is .3328783 share of Sterling for each one share of Big Cat held, or .9986349 share of Sterling for each three shares of Big Cat, based on 30,041,000 shares of Big Cat outstanding at October 31, 2007.   The actual pro rata distribution ratio will be determined as of the record date for the distribution and is not expected to materially differ from the foregoing, essentially three shares of Sterling for each share of Big Cat.Fractional shares will be rounded to the nearest whole share.   A change has been made on page 3 of the Information Statement to clarify that the distribution will be strictly pro rata so as to qualify under SLB 4.

SEC COMMENT:   4.  Please provide the information required by Item 3 of Schedule 14C.

RESPONSE: The Information Statement now identifies the Certain Transactions section as also disclosing the interest of insiders in the transactions.  See other changes on pages five and six of the Information Statement.

SEC COMMENT:   5. Please file a signed version of the information statement.

RESPONSE:  The signature has been included on Schedule 14C.

Business Purposes for the Distribution, page 2.

SEC COMMENT:  6. We refer you to disclosure regarding the business purpose of the spin-off. Please elaborate on the "conflicts of interest" that you reference and how the separation of the two business lines will avoid the conflicts of interests you reference in your disclosure.

RESPONSE:  The Company has dropped this rationale for the spin off as not being material and removed it from the disclosure.

Vote Obtained, page 2

SEC COMMENT:  7. It appears that officers, directors and greater than 5% owners accounted for only 45.3% of shares outstanding and proxies solicited. We direct you to Rule 14a-2 of Regulation 14A and the definition of "solicitation". Based on the information provided regarding the total number or persons solicited and from whom proxies were obtained, it does not appear that you are eligible to make use of Schedule 14C. Please provide a detailed analysis of your eligibility to use Schedule 14C as opposed to Schedule 14A. We may have further comment.

RESPONSE:  No proxies are being solicited as no vote of the shareholders is required or requested, because distributions, such as the distribution of the Sterling Oil & Gas shares, are distributable in the discretion of the board of directors, under Nevada law (See NRS 78.288).

Form 10

SEC COMMENT 1: We remind you that the Form 10 registration statement will become automatically effective 60 days from the date of the first filing. See Section 12(g)(1) of the Securities Exchange Act of 1934. Upon effectiveness, you will become subject to the reporting requirements of the Securities Exchange Act of 1934, even if we have not cleared all comments.

RESPONSE:   The Company intends to meet its reporting requirements from the effective date.

SEC COMMENT 2: Please file all material exhibits in your next amendment to the registration statements on Form 10 and Form SB-2. For example, in the form SB-2, you provide a list of exhibits but have not filed them on EDGAR or provided a cross reference to the filings in which they appear. In addition, ensure that you are consistent with respect to the filing of material exhibits. You have filed the Subscription Agreement with the Form 10 but have not done so with the Form SB-2. Please revise your exhibit filings accordingly, In addition, please file any agreement relating to the initial transfer of leasehold interests from Big Cat Energy Corporation to the company in connection with the company's initial capitalization.

RESPONSE:  We have filed all Exhibits with Form 10SB and incorporated them by reference  in the Form SB2 filing.  There was no agreement relating to the initial transfer of leasehold interests from Big Cat Energy Corporation to Sterling Oil & Gas in connection with the Company’s initial capitalization.

Item 1. Business

SEC COMMENT 3: We refer you to Item 101(a)(2) of Regulation S-K. Please provide the description of your plan of operations for the remainder of your fiscal year and the first six months of the subsequent fiscal year.

RESPONSE:   This information has been inserted on page 8 of Form 10SB and on pages 17and 18 of the SB2.

SEC COMMENT 4: A significant portion of your disclosure in this section focuses on regulations applicable to companies that are in the production and marketing phase of operations. Given your stage of operations, please revise to succinctly summarize how the regulations described are applicable to you. Please clarify throughout this discussion that you have not yet begun to produce oil or gas.

RESPONSE:  We have clarified that the Company does not presently produce oil and gas and we have reduced the total amount of disclosure regarding the subject of regulation to minimize discussion of matters not expected to immediately affect the Company’s operations and focused the text on the remaining regulatory matters.  These changes have been made on pages three to six of the Form 10SB where all are changes are shown and the modified section has then been used as a basis for the disclosure on pages 12 to 15 of Form SB2 and pages 17 to 29 of the Information Statement.

Closing Comments

SEC COMMENT:  As appropriate, please amend your filing and respond to these comments within 10 business days or tell us when you will provide us with a response. You may wish to provide us with marked copies of the amendment to expedite our review. Please furnish a cover letter with your amendment that keys your responses to our comments and provides any requested information. Detailed cover letters greatly facilitate our review. Please understand that we may have additional comments after reviewing your amendment and responses to our comments.

RESPONSE:  Five marked copies of the amendment and of this cover letter keying our responses to your comments will be sent by overnight delivery to Mellissa Duru.

SEC COMMENT:   We urge all persons who are responsible for the accuracy and adequacy of the disclosure in the filing to be certain that the filing includes all information required under the Securities Exchange Act of 1934 and that they have provided all information investors require for an informed investment decision. Since the company and its management are in possession of all facts relating to a company's disclosure, they are responsible for the accuracy and adequacy of the disclosures they have made. In connection with responding to our comments, please provide, in writing, a statement from the company acknowledging that:

• the company is responsible for the adequacy and accuracy of the disclosure in the filing;
• staff comments or changes to disclosure in response to staff comments do not foreclose the Commission from taking any action with respect to the filing; and
• the company may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

RESPONSE:   The representation letters requested are filed herewith.

Thank you for the professional and courteous assistance of the Staff.   Please contact the undersigned with any questions you may have.

Very truly yours,

STRONG & HANNI

Scott Jenkins, Esq.